Prepayment and other current assets	12 Months Ended
Dec. 31, 2025
Prepayment and other current assets
Prepayment and other current assets

Note 5 — Prepayment and other current assets

Prepayment and other current assets consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepaid expenses	8,617,132	11,937,161	1,706,258
Prepayment for intangible assets	—	43,352,840	6,196,716
Employee loans	—	2,729,457	390,141
Other project investment	—	1,683,616	240,649
Escrow deposit	3,284,685	—	—
Other receivables	202,289	1,937,493	276,940
Total	12,104,106	61,640,567	8,810,704

Note 5 — Prepayment and other current assets (continued)

Prepayment for intangible assets consist of deposits paid to vendors for the development of course content.

The Group provided loans to certain employees, primarily for housing and other employee-related purposes and all employee loans are due within one year and expected to be repaid by December 31, 2026.

Other project investment represents prepayments made by the Group to third party vendors for the development of new content. The project was subsequently terminated, and all prepaid amounts were fully refunded to the Group as of January 8, 2026.